DISPOSAL GROUPS HELD FOR SALE	12 Months Ended
Jun. 30, 2020
DISPOSAL GROUPS HELD FOR SALE
DISPOSAL GROUPS HELD FOR SALE

NOTE 19 -            DISPOSAL GROUPS HELD FOR SALE

As at 30 June 2020 and 30 June 2019, the Company determined that it had lost control of the subsidiaries Jinchen Agriculture and Dongsheng Guarantee.

The management of the Company has concluded that the Company has no option but to de-consolidate Jinchen Agriculture and Dongsheng Guarantee from its financial reporting as at June 30, 2020 and 2019.

The effect of de-consolidation is that in future, the financial results of the subsidiaries are no longer reported in the Company’s Annual Report (i.e. the report will be at a company, not group level) and the investment in the subsidiaries is written down in the Company’s accounts as a disposal without consideration. In the event that the Company is able to re-establish control over the PRC subsidiaries and/or their assets, the Company will then re-consolidate and/or recognize this value.

De-consolidation will allow the Company to prepare and issue financial reports that, to the extent possible given the circumstances, most closely and accurately reflect the true financial position of the Company.

As shareholders will be aware, the Company has been unable to complete its financial reporting on a Group basis (including the PRC subsidiaries information). The Board did not, until now, believe that de-consolidation was warranted as they were waiting for further information and confirmations on the subsidiaries Jinchen Agriculture and Dongsheng Guarantee. This has led the Company to seek several extensions for submission of the reports and left the Company facing potential de-listing by Nasdaq. The Board now believes that the decision to de-consolidate as at June 30, 2020 and 2019 is justified.

The de-consolidation is based on a combination of factors:

1. The Board and the management has incomplete record for the Company itself and no access to the original books and records of the subsidiaries of Jinchen Agriculture and Dongsheng Guarantee due to the freeze by the Bureau.

2. The Company, although owing 100% of the subsidiaries of Jinchen Agriculture and Dongsheng Guarantee, is only able to affect control over them via the cooperation of the managements of the subsidiaries or the Bureau. As the management of the subsidiaries was out of connection and the assets and documents were freeze by the Bureau, there are significant legal and financial obstacles to regaining the control of the subsidiaries.

3. The confirmation by way of site visit that the subsidiaries have ceased operations at the operating offices.

4. The Company’s appointed legal counsel was unable to determine the cause of the freeze as the authorities have not provided such information, but it has advised the Company that the Company no longer has control of the assets or operations of Jinchen Agriculture and Dongsheng Guarantee. Therefore, until the freeze is lifted and the Company has not been provided any guidance about when the freeze would be lifted, the Company will not be able to consolidate Jinchen Agriculture and Dongsheng Guarantee into its financial statements.

5. The Company intend to dispose the right to major shareholders for which the price will be determined later and subject to shareholder approval.

Given the circumstances and based on the available information, the Board believes that the Company and its shareholders have been the victim of financial misreporting and the loss control of the subsidiaries of Jinchen Agriculture and Dongsheng Guarantee.

The Board believes that de-consolidating the accounts as at June 30, 2020 and 2019 will be the fairest and most accurate way of reporting the Company’s financial position going forward and will allow the Company to pursue a restructuring and reorganization of its listing to safeguard its remaining value.

Details of the disposal are as follows:

Carrying amounts of assets of which control was lost:

	June 30, 2020	June 30, 2019
ASSETS
Cash	$3,755,831	$7,775,528
Restricted cash	15,568,983	16,026,192
Commission receivable	1,211,140	1,246,707
Compensation receivable	100,622	103,577
Advance payment	17,217	17,724
Interest receivable	15,940,393	16,408,380
Other receivable	198	—
Available-for-sale financial assets	126,596,083	130,313,790
Property and equipment, net	60,585	62,364
TOTAL ASSETS	$163,251,052	$171,954,262

LIABILITIES
Allowance on guarantee	$348,854	$359,098
Unearned Income-Guarantee commission	77,902	80,190
Income tax payable	2,243,618	2,309,505
Other liabilities	75,381	77,580
Deferred tax liabilities	204,081	210,074
TOTAL LIABILITIES	$2,949,836	$3,036,447
Net assets de-recognised	$160,301,216	$168,917,815

On January 6 2021, the company entered into an agreement to transferred Jinchen Agriculture and Dongsheng Guarantee’ equity to a third party. The transfer price was zero. In addition, the creditor’s rights and debts among the group, Jinchen Agriculture and Dongsheng Guarantee shall be mutually exempted. The investment loss was $164.10 million due to the disposal of Jinchen Agriculture and Dongsheng Guarantee.